Subsequent Events - Additional Information (Details) - USD ($)				1 Months Ended
	Jul. 11, 2019	Mar. 29, 2019	Mar. 29, 2019	Aug. 15, 2019	May 23, 2019	Jun. 30, 2019	Jun. 06, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 06, 2018	Nov. 05, 2018	Dec. 31, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Debt instrument, principal face amount						$ 10,500,000	$ 2,000,000		$ 4,500,000
Interest rate on promissory note							8.00%
Preferred stock, par value (in dollars per share)						$ 0.01			$ 0.01			$ 0.01
Exercise price of warrants						0.23			0.22			1,569	$ 910,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt instrument, principal face amount					$ 3,300,000		$ 2,000,000
Interest rate on promissory note					8.00%		8.00%
Common stock subscription price per share								$ 1.75
Aggregate borrowed amount					$ 3,300,000
Maturity period					6 months
Roth Capital Partners, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to private placement agent	$ 600,000
Convertible Preferred Stock [Member] | Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from private placement, gross				$ 29,500,000
Convertible Preferred Stock [Member] | Private Placement [Member] | Roth Capital Partners, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to private placement agent				$ 2,200,000
Series E Preferred Stock [Member] | Private Placement [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued	20,000
Preferred stock, par value (in dollars per share)	$ 0.01
Shares issued, price per share	1,000
Series E-1 Preferred Stock [Member] | Private Placement [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued				9,510
Preferred stock, par value (in dollars per share)				$ 0.01
Shares issued, price per share				$ 1,000
Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Interest rate on promissory note		8.00%	8.00%
Preferred stock, par value (in dollars per share)											$ 0.01
Preferred stock, stated value		$ 1,160,000	$ 1,160,000
Issuance of senior secured promissory note in exchange of preferred stock		$ 1,560,000	$ 1,560,000
Maturity date			Apr. 01, 2020
Series D Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate on promissory note		8.00%	8.00%
Preferred stock, stated value		$ 1,160,000	$ 1,160,000
Proceeds from exchanage of preferred stock		400,000
Issuance of senior secured promissory note in exchange of preferred stock		$ 1,560,000	$ 1,560,000
Maturity date		Apr. 01, 2020
Series D Preferred Shares [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Preferred stock, shares issued										101
Series D Warrants [Member]
Subsequent Event [Line Items]
Number of common shares issuable on cancellation of warrants							3,900,000
Series D Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of warrants available for cancellation							3,900,000
Pre-Funded Series D Warrants [Member]
Subsequent Event [Line Items]
Number of common shares issuable on cancellation of warrants							53,400,000
Pre-Funded Series D Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common shares issuable on cancellation of warrants								7,900,000
Number of warrants available for cancellation							53,400,000
2019 Warrants [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price of warrants	$ 0.06
Warrant exercisable term				5 years
Maximum [Member]
Subsequent Event [Line Items]
Exercise price of warrants						10.00			10.00			19,712,000	19,712,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock subscription price								$ 50,000,000
Minimum [Member]
Subsequent Event [Line Items]
Exercise price of warrants						$ 0.01			$ 0.01			$ 1,225	$ 281,750